Provisions - Asset retirement obligations (Details) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Change in the provision for asset retirement obligations
Balance at beginning of the period	R$ 1,916	$ 3,960
Balance at end of the period	R$ 3,989	4,220	$ 3,960
Asset retirement obligations
Provisions, current liabilities		1,826	1,230
Provisions, non-current liabilities		8,434	8,493
Asset retirement obligations
Change in the provision for asset retirement obligations
Balance at beginning of the period		3,960	3,115
Present value valuation		27	37
Settlements		(45)	(47)
Revisions on cash flows estimates		509	812
Translation adjustment		(231)	43
Balance at end of the period		4,220	3,960
Asset retirement obligations
Provisions, current liabilities		99	158
Provisions, non-current liabilities		$ 4,121	$ 3,802